Revenue and Cost of Revenue - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Software as a Service:
Total revenues	$ 31,824	$ 26,521	$ 18,550
Web data collection [Member]
Software as a Service:
Total revenues	30,913	21,291	8,480
Consumer Internet Access [Member]
Software as a Service:
Total revenues	873	2,418	3,371
Advertising services [Member]
Software as a Service:
Total revenues	$ 38	$ 2,812	$ 6,699